                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-05149
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Business Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael Larson           Kirkland, Washington    August 14, 2008
   -------------------------------  ----------------------  -----------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 15
                                        --------------------

Form 13F Information Table Value Total: $4,329,959
                                        --------------------
                                            (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of June 30, 2008. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of June 30, 2008.

(2) In calculating the value, Cascade used the price per share for the applicable security as of June 30, 2008.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number         Name

1         28-05147                     Michael Larson
------       -----------------         ---------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                        As of June 30, 2008

COLUMN 1                                COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                                                                                  VOTING AUTHORITY
                                                                VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
          NAME OF ISSUER             TITLE OF CLASS CUSIP     (x$1,000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL                CL A      084670108   489,038      4,050 SH          OTHER       1              4,050
CANADIAN NATL RY CO                       COM       136375102 1,627,967 33,859,544 SH          OTHER       1         33,859,544
COCA-COLA FEMSA S A B DE C V         SPON ADR REP L 191241108    22,906    406,209 SH          OTHER       1            406,209
FISHER COMMUNICATIONS INC                 COM       337756209    15,694    455,700 SH          OTHER       1            455,700
FOMENTO ECONOMICO MEXICANO SAB DE CV SPON ADR UNITS 344419106   605,738 13,310,000 SH          OTHER       1         13,310,000
GAMCO INVESTORS, INC                      COM       361438104     4,508     90,845 SH          OTHER       1             90,845
GRUPO TELEVISA SA DE CV              SP ADR REP ORD 40049J206   464,851 19,680,400 SH          OTHER       1         19,680,400
OTTER TAIL CORP                           COM       689648103    99,269  2,556,499 SH          OTHER       1          2,556,499
PLANETOUT INC                             COM       727058109     1,049    521,739 SH          OTHER       1            521,739
PNM RES INC                               COM       69349H107    83,954  7,019,550 SH          OTHER       1          7,019,550
REPUBLIC SVCS INC                         COM       760759100   807,616 27,192,451 SH          OTHER       1         27,192,451
SIX FLAGS INC                             COM       83001P109    11,742 10,210,600 SH          OTHER       1         10,210,600
SIX FLAGS INC                            PIERS      83001P505     4,675    500,000 SH          OTHER       1            500,000
WESTERN ASSET CLYM INFL SEC          COM SH BEN INT 95766Q106    40,476  3,266,800 SH          OTHER       1          3,266,800
WESTERN ASSET CLYM INFL OPP               COM       95766R104    50,476  4,113,800 SH          OTHER       1          4,113,800